Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$21,364,465	$35,525,254	$38,167,606	$32,384,274
Gross profit (loss) from operations	(411,760)	7,278,145	5,789,029	8,015,903
Income (loss) from operations	(4,162,165)	3,793,473	2,058,449	3,826,568
Net income (loss) from continuing operations	(262,415)	3,876,241	1,419,185	3,088,963
Net income (loss) from discontinued operations	(1,679,026)	(2,013,143)	550,180	462,726
Net income (loss) (as adjusted)	(1,941,441)	1,863,098	1,969,365	3,551,689
Net income (loss) (as previously reported)	(1,939,219)	1,878,751	1,972,388	3,551,689
Basic earnings (loss) per share
From continuing operations	(0.06)	0.96	0.36	0.77
From discontinued operations	(0.42)	(0.50)	0.14	0.11
Net earnings (loss) per share (as adjusted)	(0.48)	0.46	0.50	0.88
Net earnings (loss) per share (as previously reported)	(0.48)	0.47	0.49	0.88

2012
Net sales	$25,060,293	$35,308,675	$35,365,727	$33,107,127
Gross profit from operations	1,419,126	8,434,539	6,284,406	8,421,746
Income (loss) from operations	(2,171,640)	5,007,959	2,702,716	4,586,661
Net income (loss) from continuing operations	(1,277,732)	3,592,077	4,547,458	3,568,334
Net loss from discontinued operations	(963,069)	(312,592)	(2,288,550)	(3,736,141)
Net income (loss) (as adjusted)	(2,240,801)	3,279,485	2,258,908	(167,807)
Net income (loss) (as previously reported)	(2,239,335)	3,336,857	2,260,374	(202,179)
Basic earnings (loss) per share
From continuing operations	(0.32)	0.89	1.14	0.89
From discontinued operations	(0.24)	(0.08)	(0.57)	(0.93)
Net earnings (loss) per share (as adjusted)	(0.56)	0.81	0.57	(0.04)
Net earnings (loss) per share (as previously reported)	(0.56)	0.83	0.56	(0.04)